CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	7 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Oct. 22, 2020	Dec. 31, 2021	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 31,552	$ 59,765	$ 145,578	$ 73,626
Cost of revenues	22,877	46,755	111,510	56,130
Gross margin	8,675	13,010	34,068	17,496
Operating expenses:
Selling, general and administrative	7,909	7,632	106,507	11,004
Research and development	530	85	6,033	110
Transaction expenses	10,091	0	0	0
Operating (loss) income	(9,855)	5,293	(78,472)	6,382
Net increase in fair value of derivatives			33,353
Loss on extinguishment of debt	0	0	2,881	0
Interest expense	616	1	7,762	127
(Loss) income before taxes	(10,471)	5,292	(122,468)	6,255
Income tax (benefit) expense	(2,633)	3	1,084	9
Net (loss) income	$ (7,838)	$ 5,289	$ (123,552)	$ 6,246
Basic net loss per share	$ (0.07)		$ (1.15)
Diluted net loss per share	$ (0.07)		$ (1.15)
Weighted-average shares outstanding:
Basic	105,000,000		107,009,834
Diluted	105,000,000		107,009,834